Adjustment items (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)
Business segment information
Number of business segments | segment				4
Operating income	$ 5,149		$ 1,981	$ 8,938	$ 3,145
Net income, Group share	3,721	$ 2,636	2,037	6,357	4,886
Adjustments
Business segment information
Operating income	197		(738)	(57)	(2,715)
Net income, Group share	168		(437)	(80)	(146)
Adjustments - Inventory valuation effect
Business segment information
Operating income	703		(426)	636	(358)
Net income, Group share	517		(310)	472	(255)
Adjustments - Effect of changes in fair value
Business segment information
Operating income	16		(27)	5	(27)
Net income, Group share	9		(19)	1	(19)
Adjustments - Restructuring charges
Business segment information
Operating income			(40)	(53)	(40)
Net income, Group share	(46)		(54)	(67)	(59)
Adjustments - Asset impairment charges
Business segment information
Operating income	(424)		(14)	(446)	(1,944)
Net income, Group share	(236)		(32)	(248)	(1,750)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	(2)		125	(103)	2,264
Adjustments - Other items
Business segment information
Operating income	(98)		(231)	(199)	(346)
Net income, Group share	(74)		(147)	(135)	(327)
Exploration & Production
Business segment information
Operating income	3,773		1,295	6,769	1,191
Exploration & Production | Adjustments
Business segment information
Operating income	(97)		(132)	(150)	(1,986)
Net income, Group share	(117)		(89)	(213)	(1,797)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income			(40)	(53)	(40)
Net income, Group share	(44)		(12)	(59)	(12)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income			(15)		(1,869)
Net income, Group share			(27)		(1,641)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	(2)			(103)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(97)		(77)	(97)	(77)
Net income, Group share	(71)		(50)	(51)	(144)
Gas, Renewables & Power
Business segment information
Operating income	(336)		48	(373)	13
Gas, Renewables & Power | Adjustments
Business segment information
Operating income	(409)		(51)	(534)	(166)
Net income, Group share	(232)		(38)	(313)	(164)
Gas, Renewables & Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	16		(27)	5	(27)
Net income, Group share	9		(19)	1	(19)
Gas, Renewables & Power | Adjustments - Restructuring charges
Business segment information
Net income, Group share	(2)		(3)	(8)	(8)
Gas, Renewables & Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(424)		1	(446)	(25)
Net income, Group share	(236)		(5)	(248)	(59)
Gas, Renewables & Power | Adjustments - Other items
Business segment information
Operating income	(1)		(25)	(93)	(114)
Net income, Group share	(3)		(11)	(58)	(78)
Refining & Chemicals
Business segment information
Operating income	1,249		520	1,905	1,574
Refining & Chemicals | Adjustments
Business segment information
Operating income	569		(411)	531	(404)
Net income, Group share	436		(333)	395	1,795
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	569		(372)	531	(289)
Net income, Group share	436		(268)	412	(210)
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Net income, Group share			(39)		(39)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income					(50)
Net income, Group share					(50)
Refining & Chemicals | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share					2,139
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income			(39)		(65)
Net income, Group share			(26)	(17)	(45)
Marketing & Services
Business segment information
Operating income	662		360	1,019	734
Marketing & Services | Adjustments
Business segment information
Operating income	134		(80)	105	(95)
Net income, Group share	81		65	60	62
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	134		(54)	105	(69)
Net income, Group share	81		(42)	60	(45)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share			125		125
Marketing & Services | Adjustments - Other items
Business segment information
Operating income			(26)		(26)
Net income, Group share			(18)		(18)
Corporate
Business segment information
Operating income	$ (199)		(242)	(382)	(367)
Corporate | Adjustments
Business segment information
Operating income			(64)	(9)	(64)
Net income, Group share			(42)	(9)	(42)
Corporate | Adjustments - Other items
Business segment information
Operating income			(64)	(9)	(64)
Net income, Group share			$ (42)	$ (9)	$ (42)